Note 14 - Financial assets at amortised cost- Debt Securities by Rating (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AAA
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 39,000,000	€ 49,000,000	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	0.10%	0.20%	0.00%
AA Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 6,481,000,000	€ 1,969,000,000	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	16.70%	6.10%	0.00%
AA
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 14,000,000	€ 62,000,000	€ 41,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	0.00%	0.20%	0.30%
AA Minus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 713,000,000	€ 0	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	1.80%	0.00%	0.00%
A Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 0	€ 607,000,000	€ 55,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	0.00%	1.90%	0.40%
A
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 16,806,000,000	€ 21,000,000	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	43.20%	0.10%	0.00%
A Minus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 607,000,000	€ 6,117,000,000	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	1.60%	18.80%	0.00%
BBB Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 3,715,000,000	€ 13,894,000,000	€ 5,667,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	9.60%	42.70%	41.20%
BBB
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 551,000,000	€ 1,623,000,000	€ 2,412,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	1.40%	5.00%	17.50%
BBB Minus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 3,745,000,000	€ 2,694,000,000	€ 2,818,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	9.60%	8.30%	20.50%
BB Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 5,123,000,000	€ 4,371,000,000	€ 1,696,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	13.20%	13.40%	12.30%
Without Rating [Member]
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 1,083,000,000	€ 1,123,000,000	€ 1,064,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	2.80%	3.50%	7.70%
Total Exposures [Member]
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 38,877,000,000	€ 32,530,000,000	€ 13,754,000,000
Percentage Amortized Cost Financial Assets Debt Securities By Rating	100.00%	100.00%	100.00%